Annual Total Returns- Victory RS Mid Cap Growth Fund (MCL) [BarChart] - MCL - Victory RS Mid Cap Growth Fund - Class Y	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.32%	15.16%	44.39%	7.24%	1.02%	5.34%	21.19%	(7.15%)	28.36%	34.84%